Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Current Receivables [Abstract]
Summary of Detailed Information about Trade and Other Receivables

Years ended December 31,
	Note	2017	2016
Trade receivable		$1,019	$1,322
VAT receivable (1)		10,614	4,921
Receivable on Caballo Blanco Property sale	5	-	2,500
Other receivables (2)		59	156
		$11,692	$8,899

(1)

VAT receivable is value added tax payments made by the Company, which in Mexico and Canada are refundable. The Company elects to use VAT amounts owed to it to settle income tax instalments payable to the Mexican government. As a result, the Company currently pays no income tax cash instalments and receives reduced amounts of VAT cash refunds. During the year ended December 31, 2017, income tax instalments applied against VAT receivable were $7,582 (year ended December 31, 2016 - $nil). During the year ended December 31, 2017, the Company collected $8,246 (year ended December 31, 2016 - $16,027) of the VAT receivable. Subsequent to December 31, 2017, $1,887 of VAT was received by the Company.

(2)	Other receivables include an allowance of doubtful amounts of $nil (December 31, 2016 - $92).